RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Other Operating Income, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Due from related parties, current	¥ 2,842	¥ 1,748	$ 399
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Due from related parties, non-current	¥ 25	¥ 25	$ 4
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Due to related parties, current	¥ 303	¥ 156	$ 43
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
H World
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	¥ 248	¥ 55
BTG
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	129	38
Shangcheng
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	200	172
Tongcheng Travel [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	253	148
Commissions to Tongcheng Travel	51	21
Lvyue
RELATED PARTY TRANSACTIONS AND BALANCES
Loans provided to Lvyue	20	224
Repayment of loan from Lvyue	89	100
Related Party A | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current	2,268	1,253
Due to related parties, current	27	25
Related Party D
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	200	172
Related Party E
RELATED PARTY TRANSACTIONS AND BALANCES
Loans provided to Lvyue	20	224
Repayment of loan from related party	90	¥ 113
Related Party E | Minimum
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans		3 months
Related Party E | Maximum
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans		15 months
Related Party E | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current	115	¥ 178
Related Party F
RELATED PARTY TRANSACTIONS AND BALANCES
Interest income from loans	7	18
Related Party F | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current	55	52
Others | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current	404	265
Due to related parties, current	276	131
Others | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, non-current	¥ 25	¥ 25